S000048337 [Member] Investment Strategy - Bridge Builder Small/Mid Cap Value Fund	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities of small capitalization companies and other instruments, such as derivative instruments with economic characteristics similar to securities of small capitalization companies, and investment companies that seek to track the performance of securities of small capitalization companies. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders.
The Fund defines small capitalization companies as companies whose market capitalizations at the time of purchase are comparable to those of companies included in the Russell 2000® Index (as of September 30, 2026, companies with capitalizations below approximately $12.64 billion). The market capitalization of the companies included in the Russell 2000® Index will change with market conditions.
While the Fund primarily invests in equity securities of small‑capitalization companies, it may also invest in securities of large and medium capitalization companies. The Fund may invest in securities issued by U.S. and foreign entities. The Fund may invest in American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). The Fund may also invest in other investment companies, including other open‑end or closed‑end investment companies and exchange-traded funds (“ETFs”) that have characteristics that are consistent with the Fund’s investment strategies. The Fund may also invest a portion of its assets in securities of real estate investment trusts (“REITs”), which are companies that own and/or manage real estate properties. The Fund may also buy or sell derivatives, principally futures contracts, currency forwards and total return swaps, for cash equitization purposes. The Fund may utilize a completion portfolio, which is a supplemental group of investments used to adjust the Fund’s overall portfolio exposures. The completion portfolio serves as a risk-management tool designed to help keep the Fund within the Adviser’s desired investment ranges and exposure limits relative to its benchmark index by seeking to offset material unintended portfolio exposures. In seeking to exceed the Fund’s benchmark index, a limited portion of the Fund will be managed to provide the Fund with two different sources of exposure: (a) a portfolio of U.S.-listed small capitalization equities, which is designed to gain exposure to the Fund’s benchmark index, and (b) a portfolio of fixed income securities of varying maturities, and related derivatives, principally futures contracts, forwards and swaps, managed with a view towards enhancing the Fund’s total return. The Fund may, from time to time, invest a significant portion of its total assets in securities of companies in certain sectors. As of the date of this Prospectus, the Fund expects to have significant exposure to securities of companies in the industrials sector, although this may change from time to time. Any investment companies or derivatives that provide exposure to the investments suggested by the Fund’s name or, with respect to derivatives, to one or more of the market risk factors associated with the investment focus suggested by the Fund’s name, are counted toward compliance with the Fund’s 80% investment policy.
The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisers that have been or will be retained by the Adviser (each a “Sub-adviser”). Each Sub-adviser may use both its own proprietary and external research and securities selection processes to manage its allocated portion of the Fund’s assets.
Portfolio securities may be sold at any time. Sales may occur when a Sub-adviser seeks to take advantage of what a Sub-adviser considers to be a better investment opportunity, when a Sub-adviser believes the portfolio securities no longer represent relatively attractive investment opportunities or when a Sub-adviser believes it would be appropriate to do so in order to readjust the asset allocation of its portion of the Fund’s investment portfolio.
The Adviser is responsible for determining the amount of Fund assets to allocate to each Sub-adviser. The Adviser allocates Fund assets for each investment strategy to the following Sub-advisers: American Century Investment Management, Inc. (“American Century”), Eagle Asset Management, Inc. (“Eagle”), Federated MDTA LLC (“Federated MDT”), Massachusetts Financial Services Company (d/b/a MFS Investment Management) (“MFS”), Pacific Investment Management Company LLC (“PIMCO”), Russell Investment Management, LLC (“RIM”), Silvercrest Asset Management Group LLC (“Silvercrest”) and Stephens Investment Management Group, LLC (“SIMG”). The Adviser may adjust allocations to the Sub-advisers at any time or make recommendations to the Board with respect to the hiring, termination, or replacement of a Sub-adviser. Below is a summary of each Sub-adviser’s principal investment strategies.
American Century’s Principal Investment Strategies
Under normal market conditions, American Century will invest at least 80% of the portion of the Fund’s net assets that it manages in small capitalization companies. American Century considers small capitalization companies to include those with market capitalizations no larger than that of the largest company in the S&P Small Cap 600® Index or the Russell 2000® Index. In selecting stocks for the Fund, the portfolio managers of American Century look for equity securities of smaller companies whose stock price may not reflect the company’s value. The portfolio managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the portfolio managers believe more accurately reflects the value of the company.
Eagle’s Principal Investment Strategies
During normal market conditions, Eagle primarily invests in the equity securities of small capitalization companies. When making investment decisions, Eagle generally focuses on investing in the securities of small capitalization companies that demonstrate growth potential at a price that does not appear to reflect the company’s true underlying value. Eagle uses a three-pronged investment philosophy when evaluating potential additions to the portfolio – quality, valuation, and balance. Eagle seeks quality by investing in companies with superior cash-flow generation, management teams with a successful record of business strategy execution, sustainable growth, and a defensive business model. It seeks attractive valuation using market fluctuations as opportunistic entry points. Finally, it attempts to balance the allocated portion of the Fund’s portfolio through sector-weight policies that provide diversification across major economic sectors.
Federated MDT’s Principal Investment Strategies
Federated MDT primarily invests in the common stock of small U.S. companies. Federated MDT utilizes a small capitalization growth approach by selecting most of its investments from companies listed in the Russell 2000® Growth Index. Federated MDT’s investments may include, but are not limited to, equity securities of domestic issuers and real estate investment trusts (REITs). As Federated MDT’s sector exposure approximates the Russell 2000® Growth Index, their allocated portion of the Fund may, from time to time, have larger allocations to certain broad market sectors, such as healthcare, technology and industrials. Federated MDT implements its strategy using a quantitative model driven by fundamental and technical stock selection variables, including relative value, profit trends, capital structure and price history. This process seeks to impose strict discipline over stock selection, unimpeded by market or manager psychology. It seeks to maximize compound annual return while controlling risk. The process also takes into account trading costs in an effort to ensure that trades are generated only to the extent they are expected to be profitable on an after-trading cost basis. Additionally, risk is controlled through diversification constraints which limit exposure to individual companies as well as groups of correlated companies. Federated MDT actively trades its portfolio securities as part of implementing its investment strategy.
MFS’ Principal Investment Strategies
MFS primarily invests in securities of companies with small capitalizations. MFS focuses on investing in the stocks of companies it believes are undervalued compared to their perceived worth (value companies). MFS normally invests across different industries and sectors, but MFS may invest a significant percentage of the portion of the Fund’s assets allocated to MFS in issuers in a single industry or sector. MFS uses an active bottom-up investment approach to buying and selling investments. Investments are selected by MFS primarily based on fundamental analysis of individual issuers. Quantitative screening tools that systematically evaluate issuers may also be considered.
PIMCO’s Principal Investment Strategies
PIMCO seeks to exceed the total return of the Russell 2000® Index by gaining equity exposure to stocks together with a portfolio of Fixed Income Instruments (as defined below). Equity exposure can be obtained through direct investments in equity securities, ETFs and related derivatives, principally futures contracts, forwards and swaps. PIMCO defines “Fixed Income Instruments” to include bonds, debt securities (including high yield securities, commonly known as “junk bonds”), asset-backed securities (“ABS”), mortgage-related securities, mortgage-backed securities (“MBS”), and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities, as well as fixed income related derivatives, principally futures contracts, forwards and swaps. PIMCO expects to gain exposure to equities and equity index derivatives with characteristics similar to those of stocks included in the Russell 2000® Index, in addition to or in place of investments in Russell 2000® Index stocks and/or equity-related underlying funds (such as exchange-traded funds) as part of an attempt to equal or exceed the daily performance of the Russell 2000® Index. PIMCO may seek equity exposure through any of the foregoing instruments. PIMCO typically will seek to gain notional long exposure to its benchmark index in an amount, under normal circumstances, approximately equal to PIMCO’s allocated portion of the Fund’s net assets. Equity index derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly. The remaining portion of PIMCO’s allocated portion of the Fund’s assets will consist primarily of Fixed Income Instruments and related derivatives. PIMCO actively manages Fixed Income Instruments and related derivatives with a view toward enhancing the Fund’s total return.
RIM’s Principal Investment Strategies
Cash Equitization:
At the direction of the Adviser, RIM will expose all or a portion of the Fund’s cash to the performance of certain markets by purchasing derivatives (also known as “cash equitization”), which includes index futures contracts, currency forwards, and total return swaps. This is intended to cause the Fund to perform as though all or a portion of its cash were actually invested in those markets.
Completion Portfolio:
At the direction of the Adviser, RIM will employ completion portfolio strategies to seek to achieve the Adviser’s preferred portfolio positioning for the Fund and in doing so may invest in equity securities, ADRs, GDRs, other investment companies, REITs, and derivatives such as futures contracts, currency forwards, and total return swaps. RIM may use quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and other instruments that RIM believes will achieve the Adviser’s preferred portfolio positioning for the Fund. At the direction of the Adviser, the strategy may be managed to offset undesired relative over- or under-weights to Fund exposures such as volatility, momentum, value, growth, capitalization size, industry, sector, country, specific securities or other factors to seek to achieve the Adviser’s preferred portfolio positioning for the Fund. RIM may utilize tools such as optimization, which involves the analysis of tradeoffs between various risk and return factors as well as turnover and transaction costs, to implement the Adviser’s preferred portfolio positioning for the Fund.
Silvercrest’s Principal Investment Strategies
Silvercrest primarily invests in small capitalization companies. These companies typically possess, in the opinion of the portfolio manager, one or more of the following attributes:
●	Business that results in relatively consistent longer-term earning and cash flow growth;
●	Franchise/asset value that may make the company attractive to potential acquirers;
●	Cyclically depressed earnings and/or cash flow that has potential for improvement; or
●	A catalyst that will promote recognition of the company’s undervalued status.
SIMG’s Principal Investment Strategies
SIMG evaluates and selects securities of small capitalization companies. SIMG primarily invests in the common stock of U.S. companies, although ADRs can be purchased from time-to-time. When making its investment decisions, SIMG employs a disciplined, bottom-up investment selection process that combines rigorous fundamental analysis with quantitative screening in an effort to identify companies that exhibit potential for superior earnings growth that is unrecognized by the markets. SIMG has two screens—one for core growth stocks and one for catalyst stocks. Core growth stocks have strong growth franchises, recurring revenue, and above-average growth rates; catalyst stocks, in comparison, are experiencing change that could lead to accelerated earnings growth.